Nature of Operations and Reorganization - Contractual agreements with the VIE (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	¥ 36,766	¥ 41,464
Restricted cash	822
Short-term investments	54,947	75,497
Accounts receivable, net	65,617	139,408
Amount due from inter-company entities	104	69
Prepayments and other current assets	17,171	16,030
Non-current assets:
Property and equipment, net	5,817	7,366
Intangible assets, net	1,485	2,079
Long-term investments, net	74,858	142,599	¥ 137,357	¥ 41,442
Operating lease right-of-use assets, net	18,606	34,454
Total assets	276,193	458,966
Current liabilities:
Accounts payable	59,835	60,376
Salary and welfare payables	30,666	36,046
Taxes payable	2,648	5,940
Deferred revenue	19,301	23,428
Amounts due to inter-company entities	789	261
Accrued liabilities and other payables	15,103	25,152
Short-term bank loan	10,000	9,950
Operating lease liabilities	7,860	8,953
Non-current liabilities:
Operating lease liabilities	11,743	26,826
Other non-current liabilities		174
Total liabilities	157,945	197,106
Net cash provided/(used in) by operating activities
Revenues	231,070	340,185	322,497
Cost of revenues	(118,734)	(158,169)	(137,848)
Gross Profit	112,336	182,016	184,649
Operating expenses	190,100	276,234	229,186
Loss from operations	(77,764)	(94,218)	(44,537)
Gain on disposal of subsidiaries	839	3,366	38,019
Share of (income)/loss from equity method investments	3,726	523	(51)
Long-term investment income/ (loss), net	(62,763)	(8,079)	15,964
Short-term investment income	623	1,312	1,999
Others, net	1,577	7,706	8,055
Income/(loss) before income tax	(140,723)	(89,289)	22,998
Income tax expenses	64	(42)	361
Net income/(loss)	(140,787)	(89,247)	22,637
Net cash (used in)/provided by operating activities	(32,990)	(122,163)	(4,989)
Net cash provided/(used in) by investing activities
Cash received from disposal of equity investees	5,450	742
Net cash upon disposal of subsidiaries	(2,992)	85
Net cash provided by investing activities	32,476	20,173	43,311
Net Cash Provided by (Used in) Financing Activities [Abstract]
Dividends paid to non-controlling shareholder of a subsidiary	(3,675)
Net cash provided by/(used in) financing activities	(3,607)	481	5,124
Net (decrease)/ increase in cash and cash equivalents	(3,876)	(101,147)	45,646
Cash and cash equivalents at beginning of the year	41,464	142,611	96,965
Cash and cash equivalents at end of the year	37,588	41,464	142,611	96,965
VIEs
Current assets:
Cash and cash equivalents	23,868	27,413
Restricted cash	822
Short-term investments	54,867	36,850
Accounts receivable, net	65,617	139,408
Prepayments and other current assets	17,527	15,292
Non-current assets:
Property and equipment, net	5,817	7,365
Intangible assets, net	1,483	2,079
Long-term investments, net	64,233	131,467
Operating lease right-of-use assets, net	18,606	34,454
Total assets	291,302	413,332
Current liabilities:
Accounts payable	59,835	60,376
Salary and welfare payables	19,222	25,605
Taxes payable	0	2,841
Deferred revenue	19,301	23,428
Amounts due to inter-company entities	790	260
Accrued liabilities and other payables	11,145	20,634
Short-term bank loan	4,000	9,950
Operating lease liabilities	7,860	8,953
Non-current liabilities:
Operating lease liabilities	11,743	26,826
Other non-current liabilities	0	174
Total liabilities	332,070	320,505
Net cash provided/(used in) by operating activities
Cost of revenues	(151,908)	(212,747)	(211,698)
Gross Profit	79,162	127,311	108,828
Operating expenses	(146,241)	(198,610)	(131,984)
Loss from operations	(67,079)	(71,299)	(23,156)
Gain on disposal of subsidiaries	839	3,366	38,019
Share of (income)/loss from equity method investments	(3,070)	(546)	523
Long-term investment income/ (loss), net	(62,763)	(8,079)	15,964
Short-term investment income	462	706	1,262
Others, net	1,121	7,689	9,402
Income/(loss) before income tax	(130,490)	(68,163)	42,014
Income tax expenses	(64)	43	(361)
Net income/(loss)	(130,554)	(68,120)	41,653
Net cash (used in)/provided by operating activities	23,276	(123,798)	77,322
Net cash provided/(used in) by investing activities
Purchase of short-term investments	(160,034)	(312,270)	(417,490)
Proceeds from maturities of short-term investments	141,242	296,221	494,709
Investment in long-term investments	(4,050)	(9,500)	(38,970)
Cash received from disposal of equity investees	5,450
Loan paid to inter-company entities	(17,000)
Loan collected from related parties			2,000
Loan collected from inter-company entities			100
Cash received from customer in relation to advertisement agent services	15,984	68,838	70,208
Cash paid on behalf of the customer in relation to advertisement agent services			(64,054)
Net cash upon disposal of subsidiaries	(2,992)
Others	(1,674)	(4,571)	(3,361)
Net cash provided by investing activities	(23,074)	38,718	43,142
Net Cash Provided by (Used in) Financing Activities [Abstract]
Capital injection from noncontrolling interest shareholders		255	174
Proceeds from loans provided by inter-company entities	8,000	25,400
Repayments of loans provided by inter-company entities	(1,300)	(15,147)	(65,876)
Dividends paid to non-controlling shareholder of a subsidiary	(3,675)
Others	(5,950)	226	4,950
Net cash provided by/(used in) financing activities	(2,925)	10,734	(60,752)
Net (decrease)/ increase in cash and cash equivalents	(2,723)	(74,346)	59,712
Cash and cash equivalents at beginning of the year	27,413	101,759	42,047
Cash and cash equivalents at end of the year	24,690	27,413	101,759	¥ 42,047
VIEs | Affiliates and subsidiaries
Current assets:
Amount due from inter-company entities	38,442	19,004
Current liabilities:
Amounts due to inter-company entities	198,175	141,457
VIEs | Related parties
Current assets:
Amount due from inter-company entities	20
Current liabilities:
Amounts due to inter-company entities	789	261
VIEs | Third-party revenues
Net cash provided/(used in) by operating activities
Revenues	¥ 231,070	¥ 340,058	¥ 320,526